Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Roll Forward Of Deferred Financing Cost
The following is a roll forward of deferred financing costs:

	Six Months		Six Months
	Ended	Year Ended	Ended
	June 30,	December 31,	June 30,
	2015	2014	2014

Deferred financing costs, beginning balance	$737	$669	$669
Additions	97	68	27

Deferred financing costs, ending balance	$834	$737	$696

Less accumulated amortization	(212)	(107)	(42)

Deferred financing costs, net	$622	$630	$654

The following is a roll forward of deferred financing costs for the years ended December 31, 2014 and 2013:

	2014	2013
Deferred financing costs, beginning balance	$669	$598
Additions	68	82
Write-offs	–	(11)
Deferred financing costs, ending balance	$737	$669
Less accumulated amortization	(107)	(20)
Deferred financing costs, net	$630	$649

RollForward Of Accumulated Amortization Of Deferred Financing Costs
The following is a roll forward of the accumulated amortization of deferred financing costs:

	Six Months		Six Months
	Ended	Year Ended	Ended
	June 30,	December 31,	June 30,
	2015	2014	2014

Accumulated amortization, beginning balance	$107	$20	$20
Additions	105	87	22

Accumulated amortization, ending balance	$212	$107	$42

The following is a roll forward of the accumulated amortization of deferred financing costs for the years ended December 31, 2014 and 2013:

	2014	2013
Accumulated amortization, beginning balance	$20	$2
Additions	87	18
Accumulated amortization, ending balance	$107	$20